Acquisitions Of Multifamily Apartment Communities (Narrative) (Details) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended	7 Months Ended	0 Months Ended	5 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended	2 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended						12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 01, 2012	Dec. 31, 2012 Class A Preferred Stock [Member]	Dec. 13, 2012 Westmont Common [Member] item acre	Dec. 31, 2012 Westmont Common [Member]	Dec. 31, 2012 Westmont Common [Member] item	Dec. 31, 2012 Estates At Millenia [Member]	Dec. 03, 2012 Estates At Millenia [Member]	May 26, 2011 The Trails Of Signal Mountain [Member] item acre	Dec. 31, 2011 The Trails Of Signal Mountain [Member]	Jul. 28, 2011 Post Oak [Member] item acre	Dec. 31, 2011 Post Oak [Member]	Oct. 31, 2011 Merce Apartments [Member] item acre	Dec. 31, 2011 Merce Apartments [Member]	Oct. 31, 2011 Beckanna on Glenwood [Member] item acre	Dec. 31, 2011 Beckanna on Glenwood [Member]	Dec. 31, 2012 Beckanna on Glenwood [Member] item	Dec. 06, 2011 Park At Fox Trails [Member] item acre	Dec. 31, 2011 Park At Fox Trails [Member]	Dec. 31, 2011 Terrace At River Oaks [Member]	Dec. 21, 2011 Terrace At River Oaks [Member] item acre	Dec. 31, 2012 Terrace At River Oaks [Member] item	Dec. 03, 2012 Developed Property [Member] Estates At Millenia [Member] acre item	Dec. 03, 2012 Development Properties [Member] Estates At Millenia [Member] item	Mar. 14, 2013 Development Properties [Member] Estates At Millenia [Member]	Dec. 31, 2012 Development Properties [Member] Estates At Millenia [Member]	Dec. 31, 2012 Development Properties [Member] Estates At Millenia [Member] Cash [Member]	Dec. 31, 2012 Development Properties [Member] Estates At Millenia [Member] Class A Preferred Stock [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2012 Minimum [Member] The Trails Of Signal Mountain [Member] item	Dec. 31, 2012 Minimum [Member] Merce Apartments [Member] item	Dec. 31, 2012 Minimum [Member] Park At Fox Trails [Member] item	Dec. 31, 2012 Maximum [Member] The Trails Of Signal Mountain [Member] item	Dec. 31, 2012 Maximum [Member] Merce Apartments [Member] item	Dec. 31, 2012 Maximum [Member] Park At Fox Trails [Member] item
Business Acquisition [Line Items]
Number of units on property							252					172		126		114		254			286			314		297	403
Number of residential buildings							10					12		19		6		1			45			77
Area of property							17.5					7		5		3		7			16			24		7
Number of floors									3											8					2								2	1	1	3	3	2
Ownership interest sold					70.00%
Ownership interest																67.30%		66.90%			77.20%			77.50%
Payments to acquire real estate properties							$ 22,400,000					$ 12,000,000		$ 8,250,000		$ 8,100,000		$ 9,350,000			$ 21,150,000			$ 20,410,000		$ 43,200,000
Options to extend																				5
Extended term																				10 years
Business Combination, Consideration Transferred			78,521,315	79,260,000
Indebtedness			133,245,422	81,559,312			17,920,000				34,950,000	8,317,000		5,277,000		5,475,000		6,380,000			14,968,000			14,300,000
Payments to Acquire Businesses, Gross			4,480,000	15,463,000			4,480,000					3,683,000		2,973,000		2,625,000		2,970,000			6,182,000			6,110,000		29,100,000
Business Acquisition, Transaction Costs			445,000	1,390,000
Related party acquisition and development fees				794,000																												307,000
Rental revenue			13,211,830	8,308,731				103,000		311,000			946,000		430,000		177,000		360,000			136,000	86,000
Net Income (Loss)	(4,844,392) [1]	(6,580,876) [1]	(8,551,260)	(3,798,256)				(270,000)		(469,000)			(711,000)		(385,000)		(244,000)		(504,000)			(385,000)	(352,000)
Temporary Equity, Carrying Amount, Attributable to Parent			26,802,814																								9,300,000	3,600,000
Common stock			47,174	963																						14,100,000
Preferred shares issued																											100,000	35,804
Percentage of increased value of property convertible to Class A preferred stock																											20.00%
Contingent consideration																													$ 3,674,315	$ 356,000	$ 3,318,315
Volatility			19.20%
Expected Dividend Yield			4.00%			2.00%

[1]	Restated